NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund	Nationwide Large Cap Equity Fund (formerly,
Nationwide Amundi Strategic Income Fund	Nationwide HighMark Large Cap Core Equity Fund)
Nationwide Bailard Cognitive Value Fund	Nationwide Mid Cap Market Index Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bailard International Equities Fund	Nationwide Loomis Core Bond Fund (formerly,
Nationwide Bailard Technology & Science Fund	Nationwide HighMark Bond Fund)
Nationwide Bond Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Bond Index Fund	(formerly, Nationwide HighMark Short Term Bond
Nationwide California Intermediate Tax Free Bond	Fund)
Fund (formerly, Nationwide HighMark California	Nationwide National Intermediate Tax Free Bond
Intermediate Tax Free Bond Fund)	Fund (formerly, Nationwide HighMark National
Nationwide Core Plus Bond Fund	Intermediate Tax Free Bond Fund)
Nationwide Emerging Markets Debt Fund	Nationwide S&P 500 Index Fund
Nationwide Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Global Sustainable Equity Fund	Nationwide WCM Focused Small Cap Fund
(formerly, Nationwide Global Equity Fund)	(formerly, Nationwide HighMark Small Cap Core
Nationwide Government Money Market Fund	Fund)
Nationwide Growth Fund	Nationwide Ziegler Equity Income Fund
Nationwide Inflation-Protected Securities Fund	Nationwide Ziegler NYSE Arca Tech 100 Index
Nationwide International Index Fund	Fund
Nationwide International Small Cap Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated June 14, 2018
to the Statement of Additional Information dated February 28, 2018 (as revised April 10, 2018)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Large Cap Equity Fund

Effective immediately, the Nationwide Large Cap Equity Fund is renamed the "Nationwide Diamond Hill Large Cap Concentrated Fund."  All references to the Fund's former name in the SAI are replaced accordingly.

Nationwide Growth Fund

1.
At a meeting of the Board of Trustees (the "Board") of Nationwide Mutual Funds held on June 13, 2018, the Board approved the termination of Boston Advisors, LLC as the subadviser to the Nationwide Growth Fund (the "Fund"), and the appointment of BNY Mellon Asset Management North America Corporation ("The Firm") as the Fund's new subadviser, both effective on or about July 16, 2018 (the "Effective Date").

2.	As of the Effective Date, the SAI is amended as follows:

a.	All references to, and information regarding, Boston Advisors, LLC in the SAI are deleted in their entirety.

b.	The Fund is renamed the "Nationwide Dynamic U.S. Growth Fund." All references to the Fund's former name in the SAI are replaced accordingly.

c.	The following replaces the information in the table regarding the Fund under the heading "Investment Advisory and Other Services – Subadvisers" on page 82 of the SAI:

Fund	Subadviser
Nationwide Dynamic U.S. Growth Fund	BNY Mellon Asset Management North America Corporation

d.	The information under the heading "Investment Advisory and Other Services – Subadvisers" on pages 82-84 of the SAI is amended to include the following:

BNY Mellon Asset Management North America Corporation ("The Firm"), is located at One Boston Place, 14th Floor, Boston, MA 02108. The Firm was founded in 1970 and is a majority-owned subsidiary of BNY Mellon Corporation.

e.	The information under the heading "Appendix B – Proxy Voting Guidelines" is amended to include the following:
BNY MELLON ASSET MANAGEMENT NORTH AMERICA CORPORATION
As a registered Investment Advisor, BNY Mellon Asset Management North America Corporation ("The Firm") is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of our clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, The Firm takes into account long-term economic value as we evaluate issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.
For clients that have delegated proxy authority, BNY Mellon Asset Management North America Corporation will make every reasonable effort to ensure that proxies are received and are voted in accordance with this policy and related procedures. To assist us in that process, The Firm retains Institutional Shareholder Services ("ISS") to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting.  In addition, The Firm also retains Glass Lewis for research services only.
The Firm seeks to avoid potential material conflicts of interest through its participation on The Bank of New York Mellon Corporation's ("BNY Mellon") Proxy Voting and Governance Committee ("Committee").  As such, The Firm has adopted and implemented BNY Mellon's Proxy Voting Policy and proxy voting guidelines. The guidelines are applied to all client accounts for which The Firm has been delegated the authority to vote in a consistent manner and without consideration of any client relationship factors.
Under this policy, the Committee permits member firms (such as BNY Mellon Asset Management North America Corporation) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s).
The Firm will furnish a copy of its Proxy Voting Policy upon request to each advisory client that has delegated voting authority.
f.	The subsection "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of April 30, 2018)
BNY Mellon Asset Management North America Corporation
Vassilis Dagioglu	Nationwide Dynamic U.S. Growth	None

Fund
James H. Stavena	Nationwide Dynamic U.S. Growth Fund	None
Joseph Miletich, CFA	Nationwide Dynamic U.S. Growth Fund	None

g.	The subsection "Description of Compensation Structure" under the heading "Appendix C – Portfolio Managers" is amended to include the following:
BNY Mellon Asset Management North America Corporation ("The Firm")

The Firm's rewards program is designed to be market-competitive and align our compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes our investment personnel to focus on long-term alpha generation.

Our incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual's final annual incentive award is tied to The Firm's overall performance, the team's investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of The Firm and the product team.

The following factors encompass our investment professional rewards program.

• Base salary
• Annual cash incentive
• Long-Term Incentive Plan
– Deferred cash for investment
– BNY Mellon restricted stock units and/or
– BNY Mellon Asset Management North America Corporation equity
Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager's accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

h.	The subsection "Other Managed Accounts" under the heading "Appendix C -- Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of April 30, 2018)
BNY Mellon Asset Management North America Corporation
Vassilis Dagioglu	Mutual Funds: 7 accounts, $1,763 million total assets (1 account, $43.3 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 38 accounts, $8,374 million total assets (1 account, $68.9 million total assets for which the advisory fee is based on performance)
Other Accounts: 38 accounts, $5,375 million total assets (2 accounts, $183.9 million total assets for which the advisory fee is based on performance)
James H. Stavena	Mutual Funds: 7 accounts, $1,763 million total assets (1 account, $43.3 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 38 accounts, $8,374 million total assets (1 account, $68.9 million total assets for which the advisory fee is based on performance)
Other Accounts: 38 accounts, $5,375 million total assets (2 accounts, $183.9 million total assets for which the advisory fee is based on performance)
Joseph Miletich, CFA	Mutual Funds: 7 accounts, $1,763 million total assets (1 account, $43.3 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 38 accounts, $8,374 million total assets (1 account, $68.9 million total assets for which the advisory fee is based on performance)
Other Accounts: 38 accounts, $5,375 million total assets (2 accounts, $183.9 million total assets for which the advisory fee is based on performance)

i.	The subsection "Potential Conflicts of Interest" under the heading "Appendix C -- Portfolio Managers" is amended to include the following:

BNY Mellon Asset Management North America Corporation

It is the policy of BNY Mellon Asset Management North America Corporation ("The Firm") to make investment decisions free from conflicting outside influences. The Firm's objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. The Firm's investment decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation ("BNYM"), potential conflicts may also arise between The Firm and other BNYM companies.
The areas in which these potential and inherent conflicts arise include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest.  The Firm has adopted a Code of Ethics (the "Code") and compliance program to address such conflicts.  Our compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, The Firm has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

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